Leases	6 Months Ended
Jun. 30, 2024
Lessee Disclosure [Abstract]
Leases	Leases
The components of lease cost were as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Operating lease costs	22,854	25,289
Short-term lease costs	1,660	1,529
Total	24,514	26,818

The lease cost was allocated as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Selling, general and administrative expenses	12,968	14,838
Research and development expenses	11,546	11,980
Total	24,514	26,818

The operating lease right-of-use assets and the amortization were as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	172,643	159,117
Less: accumulated amortization	(47,438)	(32,306)
Total	125,205	126,811

	As of December 31,	As of June 30,
	2023	2024
Weighted average remaining lease term (years):
Operating leases	6.14	5.98

Weighted average discount rate:
Operating leases	8.65%	8.39%

Supplemental cash flow information related to operating leases was as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	6,484	17,567

Right-of-use assets obtained in exchange for lease obligations
Operating leases	31,832	1,756